Fair Value of Financial Instruments - Additional Information (Detail) € in Thousands, £ in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) Derivative	Jun. 30, 2015 USD ($) Derivative	Mar. 31, 2016 GBP (£) Derivative	Mar. 31, 2016 EUR (€) Derivative
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
derivative instruments, maturity date	2017-12
Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
derivative instruments, maturity date		2017-12
Interest Rate Swap
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivative instruments | Derivative	2		2	2
Interest Rate Swap | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of derivative instruments | Derivative		2
Interest rate swaps One
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
derivative instruments, notional amount | £			£ 85,043
derivative instruments, fixed interest rate	1.1649%		1.1649%	1.1649%
Interest rate swaps One | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
derivative instruments, notional amount		$ 182,322
derivative instruments, fixed interest rate		1.1649%
derivative instruments, fair value		$ 260
Interest rate swaps Two
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
derivative instruments, notional amount | €				€ 98,037
derivative instruments, fixed interest rate	1.0139%		1.0139%	1.0139%
derivative instruments, fair value	$ 3,624	2,988
Interest rate swaps Two | Predecessor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
derivative instruments, notional amount		$ 148,360
derivative instruments, fixed interest rate		1.0139%
derivative instruments, fair value		$ 2,728